OTHER NON-INTEREST EXPENSE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premium ceded	€ 306		€ 256	€ 531
Credit card costs	18		16	14
Hotel running costs	20		24	28
Broker costs	4		5	5
Rental expense	52		53	57
Taxes and duties other than income tax	34		38	74
Promotion and advertising	22		28	26
Third party fees	104		118	75
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA	197		161	185
Other	193		225	221
Other provisions	340		325	44
Total	1,290	$ 1,476	1,249	1,260
Insurance Claims Reserves Movement [Abstract]
Reinsurance premiums ceded	74		74	62
Insurance benefits and claims incurred	324		311	355
Reinsurance recoveries	(40)		(6)	7
Net insurance claims and benefits incurred	284		305	362
Movement in mathematical and other reserves	(121)		(190)	23
Share of reinsurers	4		2	6
Net movement in mathematical and other reserves	(117)		(188)	29
Commission expense	54		55	64
Other insurance related expenses	11		10	14
Total	€ 306		€ 256	€ 531